Average Annual Total Returns - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 29, 2024
VIP Real Estate Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.19%
Past 5 years	5.22%
Past 10 years	6.04%
VIP Real Estate Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.09%
Past 5 years	5.12%
Past 10 years	5.93%
VIP Real Estate Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.89%
Past 5 years	4.96%
Past 10 years	5.77%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWEJ
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.23%
Past 10 years	6.03%